Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Significant Accounting Policies [Line Items]
Oncology practice combined represented revenue	15.80%	14.90%	11.30%
Contract termination date	May 14, 2014
Revenue of all other clients individually	Less than 5%
Other current assets consist of prepaid expenses	$ 1,115,000	$ 820,000
Minimum cost of purchases under Property and equipment	1,000
Property and equipment, life	1 year
Impairment loss	0
Largest amount of tax benefit	Greater than 50%
Provision for interest or penalties related to uncertain tax positions	$ 0	$ 0	$ 0
Dividend yield (%)	0.00%	0.00%	0.00%
Florida [Member] | Sales [Member]
Schedule Of Significant Accounting Policies [Line Items]
Percentage of revenue derived from the State of Florida	30.60%	33.60%	32.90%